Financial instruments, Categories of financial instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Financial assets [Abstract]
Cash and cash equivalents		$ 125,948	[1],[2]	$ 60,658	[1],[2]	$ 68,641	$ 67,356
Accounts receivable and accrued revenues	[1]	59,465		30,361
Derivative financial assets, current	[3]	3,759		0
Total financial assets		189,172		91,018
Financial liabilities [Abstract]
Accounts payables and accrued expenses	[1]	29,398		19,662
Derivative financial liabilities, current	[3]	0		7,002
Current portion long-term debt	[1]	29,626		9,792
Long-term debt	[1]	367,069		512,507
Derivative financial liabilities, non-current	[3]	0		4,222
Total financial liabilities		426,094		553,184
Restricted cash		$ 316		$ 289

[1]	Amortized cost.
[2]	Cash and cash equivalents include $316 thousand in restricted cash in 2022 and $289 thousand in 2021, including employee withholding tax.
[3]	Fair value through profit or loss.